Notes to the interim condensed consolidated statement of financial position - Investments accounted for using the equity method - investment in Hepalys accounted for using equity method of accounting (Details) - EUR (€)
		6 Months Ended		12 Months Ended
	Jan. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using the equity method
Intangible assets		€ 451,000		€ 541,000
Other current assets		14,554,000		11,696,000
Cash and cash equivalents		10,147,000	€ 31,240,000	26,918,000	€ 86,736,000
Total assets		39,426,000		69,561,000
Capital stock		524,772		521,000
Net loss for the period		(49,029,000)		(110,426,000)
Shareholders' equity		(79,060,000)	(7,667,000)	(32,032,000)	45,476,000
Total non-current liabilities		70,340,000		51,434,000
Trade payables		36,583,000		37,679,000
Other current liabilities		5,834,000		7,165,000
Total current liabilities		48,146,000		50,158,000
Total equity and liabilities		39,426,000		69,561,000
Balance at the beginning		(32,032,000)	45,476,000	45,476,000
Loss for the period		(49,029,000)	(55,269,000)
Balance at the end		(79,060,000)	(7,667,000)	(32,032,000)
Carrying amount		€ 1,131,000		€ 1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %		14.64%		15.00%
Group's share		€ 2,813,000		€ 3,267,000
Elimination of unrealised profit on downstream sales		(1,718,000)		(1,881,000)
Goodwill		37,000		39,000
Carrying amount		1,131,000		1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Intangible assets		17,217,000		20,278,000
Total non-current assets		17,217,000		20,278,000
Other current assets		17,000		44,000
Cash and cash equivalents		1,997,000		1,082,000
Total current assets		2,015,000		1,126,000
Deferred assets		2,000		41,000
Total assets		19,233,000		21,444,000
Capital stock		523,000		640,000
Capital reserve		20,379,000		22,655,000
Capital surplus-others		774,000
Earnings brought forward		(1,018,000)		(178,000)
Net loss for the period		(1,444,000)		(1,111,000)
Treasury Shares				(812,000)
Shareholders' equity		19,214,000		21,194,000	€ 22,645,000
Trade payables		7,000		237,000
Other current liabilities		12,000		13,000
Total current liabilities		19,000		250,000
Total equity and liabilities		19,233,000		21,444,000
Balance at the beginning		21,194,000	€ 22,645,000	22,645,000
Loss for the period		(1,509,000)		(879,000)
Other comprehensive income		(1,964,000)		247,000
Capital variations		1,566,000		(819,000)
Balance at the end		€ 19,214,000		€ 21,194,000
Group's share in %	14.60%	14.60%		15.00%